Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP and pursuant to the reporting and disclosure rules and regulations of the Commission.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the reporting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”).

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

These consolidated financial statements include the accounts of Net Element, Inc. and our subsidiary companies. All significant intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

These consolidated financial statements include the accounts of Net Element, Inc and our subsidiary companies. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassification, Comparability Adjustment [Policy Text Block]
Reclassifications

Certain reclassifications of prior year amounts have been made to conform to the
2019
presentation. These reclassifications had
no
effect on net loss or loss per share as previously reported.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash

We maintain our U.S. dollar-denominated cash in several non-interest bearing bank deposit accounts. All U.S. non-interest bearing transaction accounts are insured up to a maximum of
$250,000
at FDIC insured institutions. The bank balances exceeded FDIC limits by approximately
$3.1
 million and
$3.7
million at
March 31, 2021
and
December 31, 2020
, respectively. We maintained approximately
$33,000

and
$43,000
in uninsured bank accounts in Russia and the Cayman Islands at
March 31, 2021
and
December 31, 2020
, respectively.

Cash

We maintain our U.S. dollar-denominated cash in several non-interest bearing bank deposit accounts. All U.S. non-interest bearing transaction accounts are insured up to a maximum of
$250,000
at FDIC insured institutions. The bank balances exceeded FDIC limits by approximately
$3.7
million and
$134,000
at
December 31, 2020
and
December 31, 2019,
respectively. We maintained approximately
$43,000
and
$30,000
in uninsured bank accounts in Russia and the Cayman Islands at
December 31, 2020
and
2019,
respectively.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

Restricted cash represents funds held-on-deposit with processing banks pursuant to agreements to cover potential merchant losses. It is presented as other long-term assets on the accompanying consolidated balance sheets since the related agreements extend beyond the next twelve
months. Following the adoption of ASU
2016
-
18,
Statement of Cash Flows: Restricted Cash
(Topic
230
), the Company includes restricted cash along with the cash balance for presentation in the consolidated statements of cash flows. The reconciliation between the consolidated balance sheet and the consolidated statement of cash flows is as follows:

	March 31, 2021	December 31, 2020
Cash on consolidated balance sheet	$4,102,887	$4,541,013
Restricted cash	876,401	780,998
Total cash and restricted cash	$4,979,288	$5,322,011

Restricted Cash

Restricted cash represents funds held-on-deposit with processing banks pursuant to agreements to cover potential merchant losses. It is presented as other long-term assets on the accompanying consolidated balance sheets since the related agreements extend beyond the next twelve
months. Following the adoption of ASU
2016
-
18,
Statement of Cash Flows: Restricted Cash
(Topic
230
), the Company includes restricted cash along with the cash balance for presentation in the consolidated statements of cash flows. The reconciliation between the consolidated balance sheet and the consolidated statement of cash flows is as follows:

	December 31, 2020	December 31, 2019
Cash on consolidated balance sheet	$4,541,013	$486,604
Restricted cash	780,998	629,651
Total cash and restricted cash	$5,322,011	$1,116,255

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
Accounts Receivable and Credit Policies

Accounts receivable consist primarily of uncollateralized credit card processing residual payments due from processing banks requiring payment within thirty
days following the end of each month. Accounts receivable also include amounts due from the sales of our technology solutions to our customers. The carrying amount of accounts receivable is reduced by an allowance for doubtful accounts, if necessary, which reflects management's best estimate of the amounts that will not
be collected. The allowance is estimated based on management's knowledge of its customers, historical loss experience and existing economic conditions. Accounts receivable and the allowance are written-off when, in management's opinion, all collection efforts have been exhausted.

Accounts Receivable and Credit Policies

Accounts receivable consist primarily of uncollateralized credit card processing residual payments due from processing banks requiring payment within thirty
days following the end of each month. Accounts receivable also include amounts due from the sales of our technology solutions to its customers. The carrying amount of accounts receivable is reduced by an allowance for doubtful accounts, if necessary, which reflects management's best estimate of the amounts that will not
be collected. The allowance is estimated based on management's knowledge of its customers, historical loss experience and existing economic conditions. Accounts receivable and the allowance are written-off when, in management's opinion, all collection efforts have been exhausted.

Other Current Assets, Policy [Policy Text Block]
Other Current Assets

Other current assets consist of point-of-sale equipment which we use to service both merchants and independent sales agents ("ISG"). Often, we will provide the equipment as an incentive for merchants and independent sales agents to enter into a merchant contracts with us. The term of these contracts have an average length of three
years and the cost of the equipment plus any setup fees will be amortized over the contract period. If the merchants terminate their contract with us early, they are obligated to either return the equipment or pay for it.

Other Current Assets

Other current assets consist of point-of-sale equipment which we use to service both merchants and independent sales agents ("ISG"). Often, we will provide the equipment as an incentive for merchants and independent sales agents to enter into a merchant contracts with us. The term of these contracts has an average length of three
years and the cost of the equipment plus any setup fees will be amortized over the contract period. If the merchants terminate their contract with us early, they are obligated to either return the equipment or pay for it. The table below reflects the changes in other current assets, as it relates to point-of-sale equipment for the years ended
December 31, 2020
and
2019.

Balance December 31, 2018	$525,000
Purchases during 2019	272,000
Amortization 2019	(334,000)
Balance December 31, 2019	$463,000
Purchases during 2020	248,000
Amortization 2020	(333,000)
Balance December 31, 2020	$378,000

Also included in other current assets are prepaid PCI annual fees of approximately
$298,000
and
$345,000
as of
December 31, 2020
and
2019,
respectively, and approximately
$708,000
and
$663,000
of prepaid annual fee commissions as of
December 31, 2020
and
2019,
respectively.

Amortization expense for the equipment placed in service for the years ended
December 31, 2020
and
2019
was approximately
$333,000
and
$334,000,
respectively.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets acquired, either individually or with a group of other assets (but not
those acquired in a business combination), are initially recognized and measured based on fair value. Goodwill acquired in business combinations is initially computed as the amount paid in excess of the fair value of the net assets acquired. We did not
acquire any businesses during the year ended
December 31, 2020
or the
three
 months ended
March 31, 2021
.

The cost of internally developing, maintaining and restoring intangible assets (including goodwill) that are not
specifically identifiable, that have indeterminate lives, or that are inherent in a continuing business and related to an entity are recognized as an expense when incurred.

Intangible assets include acquired merchant relationships, recurring cash flow portfolios, referral agreements, trademarks, tradenames, website development costs and non-compete agreements. Merchant relationships represent the fair value of customer relationships purchased by us. Recurring cash flow portfolios give us the right to retain a greater share of the cash flow, in the form of paying less commissions to an independent sales agent, related to certain future transactions with the agent referred sales partners. Referral agreements represent the right to exclusively obtain referrals from a partner for their customers' credit card processing services.

We amortize definite lived identifiable intangible assets using a method that reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise utilized. The estimated useful lives of our customer-related intangible assets approximate the expected distribution of cash flows on a straight- line basis from each asset. The useful lives of contract-based intangible assets are equal to the terms of the agreement.

Management evaluates the remaining useful lives and carrying values of long-lived assets, including definite lived intangible assets, at least annually, or when events and circumstances warrant such a review, to determine whether significant events or changes in circumstances indicate that a change in the useful life or impairment in value may
have occurred. There were
no
impairment charges during the
three
 months ended
March 31, 2021
and
2020
.

Intangible Assets

Intangible assets acquired, either individually or with a group of other assets (but not
those acquired in a business combination), are initially recognized and measured based on fair value. Goodwill acquired in business combinations is initially computed as the amount paid in excess of the fair value of the net assets acquired. We did not
acquire any businesses during the years ended
December 31, 2020
and
2019.

The cost of internally developing, maintaining and restoring intangible assets (including goodwill) that are not
specifically identifiable, that have indeterminate lives, or that are inherent in a continuing business and related to an entity are recognized as an expense when incurred.

Intangible assets include acquired merchant relationships, recurring cash flow portfolios, referral agreements, trademarks, tradenames, website development costs and non-compete agreements. Merchant relationships represent the fair value of customer relationships purchased by us. Recurring cash flow portfolios give us the right to retain a greater share of the cash flow, in the form of paying less commissions to an independent sales agent, related to certain future transactions with the agent referred sales partners. Referral agreements represent the right to exclusively obtain referrals from a partner for their customers' credit card processing services.

We amortize definite lived identifiable intangible assets using a method that reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise utilized. The estimated useful lives of our customer-related intangible assets approximate the expected distribution of cash flows on a straight-line basis from each asset. The useful lives of contract-based intangible assets are equal to the terms of the agreement.

Management evaluates the remaining useful lives and carrying values of long-lived assets, including definite lived intangible assets, at least annually, or when events and circumstances warrant such a review, to determine whether significant events or changes in circumstances indicate that a change in the useful life or impairment in value may
have occurred. There were
no
impairment charges during the years ended
December 31, 2020
and
2019
for the intangible assets.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

In accordance with ASC
350,
Intangibles—Goodwill and Other
, we test goodwill for impairment for each reporting unit on an annual basis, or when events or circumstances indicate the fair value of a reporting unit is below its carrying value.

Our goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in business combinations. The goodwill generated from the business combinations is primarily related to the value placed on the employee workforce and expected synergies. Judgment is involved in determining if an indicator or change in circumstances relating to impairment has occurred. Such changes may
include, among others, a significant decline in expected future cash flows, a significant adverse change in the business climate, and unforeseen competition.

We have the option of performing a qualitative assessment of impairment to determine whether any further quantitative testing for impairment is necessary. The option of whether or not
to perform a qualitative assessment is made annually and
may
vary by reporting unit. Factors we consider in the qualitative assessment include general macroeconomic conditions, industry and market conditions, cost factors, overall financial performance of our reporting units, events or changes affecting the composition or carrying amount of the net assets of its reporting units, sustained decrease in its share price, and other relevant entity specific events. If the management determines on the basis of qualitative factors that the fair value of the reporting unit is more likely than not
less than the carrying value, then we perform a quantitative test for that reporting unit. The fair value of each reporting unit is compared to the reporting unit's carrying value, including goodwill. Subsequent to the adoption on
January 1, 2017
of Accounting Standards Update (“ASU”)
No.
2017
-
04,
Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment, if the fair value of a reporting unit is less than its carrying value, we recognize an impairment equal to the excess carrying value, not
to exceed the total amount of goodwill allocated to that reporting unit.

We did
not
recognize any impairment charge to goodwill during the
three
 months ended
March 31, 2021
and
2020.

For a discussion of the estimate methodology and the significance of various inputs, please see the subheading below titled “Use of Estimates.”

Goodwill

In accordance with ASC
350,
Intangibles—Goodwill and Other, we test goodwill for impairment for each reporting unit on an annual basis, or when events or circumstances indicate the fair value of a reporting unit is below its carrying value.

Our goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in business combinations. The goodwill generated from the business combinations is primarily related to the value placed on the employee workforce and expected synergies. Judgment is involved in determining if an indicator or change in circumstances relating to impairment has occurred. Such changes may
include, among others, a significant decline in expected future cash flows, a significant adverse change in the business climate, and unforeseen competition.

We have the option of performing a qualitative assessment of impairment to determine whether any further quantitative testing for impairment is necessary. The option of whether or not
to perform a qualitative assessment is made annually and
may
vary by reporting unit. Factors we consider in the qualitative assessment include general macroeconomic conditions, industry and market conditions, cost factors, overall financial performance of our reporting units, events or changes affecting the composition or carrying amount of the net assets of its reporting units, sustained decrease in its share price, and other relevant entity specific events. If the management determines on the basis of qualitative factors that the fair value of the reporting unit is more likely than not
less than the carrying value, then we perform a quantitative test for that reporting unit. The fair value of each reporting unit is compared to the reporting unit's carrying value, including goodwill. Subsequent to the adoption on
January 1, 2017
of Accounting Standards Update (“ASU”)
No.
2017
-
04,
Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment, if the fair value of a reporting unit is less than its carrying value, we recognize an impairment equal to the excess carrying value, not
to exceed the total amount of goodwill allocated to that reporting unit.

At
December 31, 2019,
our management determined that an impairment charge of approximately
$1.3
million was necessary to reduce the goodwill relating to the acquisition of PayOnline which is part of our International Transaction Solutions segment. We did not
recognize any impairment charge to goodwill during the year ended
December 31, 2020.

For a discussion of the estimate methodology and the significance of various inputs, please see the subheading below titled “Use of Estimates.”

Goodwill and Intangible Assets, Capitalized Customer Acquisition Costs, Net, Policy [Policy Text Block]
Capitalized Customer Acquisition Costs, Net

Capitalized customer acquisition costs consist of up-front cash payments made to ISG's for the establishment of new merchant relationships. Capitalized customer acquisition costs represent incremental, direct customer acquisition costs that are recoverable through gross margins associated with merchant contracts. The up-front cash payment to the ISG is based on the estimated gross margin for the first
year of the merchant contract. The deferred customer acquisition cost asset is recorded at the time amounts are receivable but not
yet earned and the capitalized acquisition costs are amortized on a straight-line basis over a period of approximately four
years. These capitalized costs, net of amortization expense, are included in intangible assets on the accompanying consolidated balance sheets (See Note
6
 – item labeled “
Client Acquisition
Costs
”).

Capitalized Customer Acquisition Costs, Net

Capitalized customer acquisition costs consist of up-front cash payments made to ISG's for the establishment of new merchant relationships. Capitalized customer acquisition costs represent incremental, direct customer acquisition costs that are recoverable through gross margins associated with merchant contracts. The up-front cash payment to the ISG is based on the estimated gross margin for the first
year of the merchant contract. The deferred customer acquisition cost asset is recorded at the time amounts are receivable but not
yet earned and the capitalized acquisition costs are amortized on a straight-line basis over a period of approximately four
years. Consideration paid for these agreements for the years ended
December 31, 2020
and
2019
was approximately
$600,000
and
$1.9
million, respectively. Because we pay an up-front fee to compensate the referral partner, the amount is treated as an asset acquisition in which we have acquired an intangible stream of referrals. This asset is amortized over a straight-line period of approximately four
years and is included in intangible assets on the accompanying consolidated balance sheets (See Note
6
– item labeled “Client Acquisition Costs”).

Accrued Residual Commissions, Policy [Policy Text Block]
Accrued Residual Commissions

We record commissions as a cost of revenues in the accompanying consolidated statement of operations and comprehensive loss. We pay agent commissions to ISGs and independent sales agents based on the processing volume of the merchants enrolled. The commission obligations are based on varying percentages of the volume processed by us on behalf of the merchants. Percentages vary based on the program type and transaction volume of each merchant.

Accrued Residual Commissions

We record commissions as a cost of revenues in the accompanying consolidated statement of operations and comprehensive loss. We pay agent commissions to ISGs and independent sales agents based on the processing volume of the merchants enrolled. The commission obligations are based on varying percentages of the volume processed by us on behalf of the merchants. Percentages vary based on the program type and transaction volume of each merchant.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Measurements

Our financial instruments consist primarily of cash, accounts receivables, accounts payables, and a note payable. The carrying values of these financial instruments are considered to be representative of their fair values due to the short-term nature of these instruments. The carrying amount of notes payable of approximately
$9.7
 million and
$9.9
million at
March 31, 2021
and
December 31, 2020
, respectively, approximates fair value because current borrowing rates do not
materially differ from market rates for similar bank borrowings. The notes payable are classified as a Level
2
item within the fair value hierarchy.

We measure certain nonfinancial assets and liabilities at fair value on a nonrecurring basis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. We use a three
-level fair value hierarchy to prioritize the inputs used to measure fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three
levels of inputs used to measure fair value are as follows:

Level
1
— Quoted market prices in active markets for identical assets or liabilities as of the reporting date

Level
2
— Observable market based inputs or unobservable inputs that are corroborated by market data

Level
3
— Unobservable inputs that are
not
corroborated by market data

These non-financial assets and liabilities include intangible assets and liabilities acquired in a business combination as well as impairment calculations, when necessary. The fair value of the assets acquired and liabilities assumed in connection with the PayOnline acquisition, were measured at fair value by us at the acquisition date. The fair values of our merchant portfolios are primarily based on Level
3
inputs and are generally estimated based upon independent appraisals that include discounted cash flow analyses based on our most recent cash flow projections, and, for years beyond the projection period, estimates based on assumed growth rates. Assumptions are also made regarding appropriate discount rates, perpetual growth rates, and capital expenditures, among others. In certain circumstances, the discounted cash flow analyses are corroborated by a market-based approach that utilizes comparable company public trading values, and, where available, values observed in private market transactions. The inputs used by management for the fair value measurements include significant unobservable inputs, and therefore, the fair value measurements employed are classified as Level
3.
Goodwill impairment is primarily based on observable inputs using company specific information and is classified as Level
3.

Fair Value Measurements

Our financial instruments consist primarily of cash, accounts receivables, accounts payables, and a note payable. The carrying values of these financial instruments are considered to be representative of their fair values due to the short-term nature of these instruments. The carrying amount of notes payable of approximately
$9.9
million and
$9.3
million at
December 31, 2020
and
2019,
respectively, approximates fair value because current borrowing rates do not
materially differ from market rates for similar bank borrowings. The notes payable are classified as a Level
2
item within the fair value hierarchy. We measure certain nonfinancial assets and liabilities at fair value on a nonrecurring basis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. We use a three
-level fair value hierarchy to prioritize the inputs used to measure fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three
levels of inputs used to measure fair value are as follows:

Level
1
— Quoted market prices in active markets for identical assets or liabilities as of the reporting date

Level
2
— Observable market based inputs or unobservable inputs that are corroborated by market data

Level
3
— Unobservable inputs that are
not
corroborated by market data

These non-financial assets and liabilities include intangible assets and liabilities acquired in a business combination as well as impairment calculations, when necessary. The fair value of the assets acquired and liabilities assumed in connection with the PayOnline acquisition, were measured at fair value by us at the acquisition date. The fair values of our merchant portfolios are primarily based on Level
3
inputs and are generally estimated based upon independent appraisals that include discounted cash flow analyses based on our most recent cash flow projections, and, for years beyond the projection period, estimates based on assumed growth rates. Assumptions are also made regarding appropriate discount rates, perpetual growth rates, and capital expenditures, among others. In certain circumstances, the discounted cash flow analyses are corroborated by a market-based approach that utilizes comparable company public trading values, and, where available, values observed in private market transactions. The inputs used by management for the fair value measurements include significant unobservable inputs, and therefore, the fair value measurements employed are classified as Level
3.
Goodwill impairment is primarily based on observable inputs using company specific information and is classified as Level
3.

Lessee, Leases [Policy Text Block]
Leases

Effective
January 1, 2019,
we adopted Accounting Standards Update (ASU)
2016
-
02,

Leases
(Topic
842
) which supersedes the lease accounting requirements in Accounting Standards Codification (ASC)
840,

Leases
(Topic
840
). Please refer to Recent Accounting Pronouncements below for additional information on the adoption of Topic
842
and the impact upon adoption to the Company's consolidated financial statements.

Under Topic
842,
 we applied a dual approach to all leases whereby we are a lessee and classify leases as either finance or operating leases based on the principle of whether or not
the lease is effectively a financed purchase by the Company. Lease classification is evaluated at the inception of the lease agreement. Regardless of classification, we record a right-of-use asset and a lease liability for all leases with a term greater than
12
months. Our lease, for the premises we occupy for the North American Transaction Solutions segment's U.S. headquarters, was classified as an operating lease as of
January 1, 2019.
Operating lease expense is recognized on a straight-line basis over the term of the lease.

We identify leases in our contracts if the contract conveys the right to control the use of identified property or equipment for a period of time in exchange for consideration. We do not
allocate lease consideration between lease and non-lease components and record a lease liability equal to the present value of the remaining fixed consideration under the lease. Any interest rate implicit in our leases are generally not
readily determinable. Accordingly, we use our estimated incremental borrowing rate at the commencement date of the lease to determine the present value discount of the lease liability. We estimate the incremental borrowing rate for each lease based on an evaluation of our expected credit rating and the prevailing market rates for collateralized debt in a similar economic environment with similar payment terms and maturity dates commensurate with the term of the lease. The right-of-use asset for each lease is equal to the lease liability, adjusted for unamortized initial direct costs and lease incentives. We exclude options to extend or terminate leases from the calculation of the lease liability unless it is reasonably certain the option will be exercised.

Leases

Effective
January 1, 2019,
we adopted Accounting Standards Update (ASU)
2016
-
02,
Leases (Topic
842
) which supersedes the lease accounting requirements in Accounting Standards Codification (ASC)
840,
Leases (Topic
840
). Please refer to Recent Accounting Pronouncements below for additional information on the adoption of Topic
842
and the impact upon adoption to the Company's consolidated financial statements.

Under Topic
842,
we applied a dual approach to all leases whereby we are a lessee and classify leases as either finance or operating leases based on the principle of whether or not
the lease is effectively a financed purchase by the Company. Lease classification is evaluated at the inception of the lease agreement. Regardless of classification, we record a right-of-use asset and a lease liability for all leases with a term greater than
12
months. Our lease, for the premises we occupy for the North American Transaction Solutions segment's U.S. headquarters, was classified as an operating lease as of
January 1, 2019.
Operating lease expense is recognized on a straight-line basis over the term of the lease.

We identify leases in our contracts if the contract conveys the right to control the use of identified property or equipment for a period of time in exchange for consideration. We do not
allocate lease consideration between lease and non-lease components and record a lease liability equal to the present value of the remaining fixed consideration under the lease. Any interest rate implicit in our leases are generally not
readily determinable. Accordingly, we use our estimated incremental borrowing rate at the commencement date of the lease to determine the present value discount of the lease liability. We estimate the incremental borrowing rate for each lease based on an evaluation of our expected credit rating and the prevailing market rates for collateralized debt in a similar economic environment with similar payment terms and maturity dates commensurate with the term of the lease. The right-of-use asset for each lease is equal to the lease liability, adjusted for unamortized initial direct costs and lease incentives. We exclude options to extend or terminate leases from the calculation of the lease liability unless it is reasonably certain the option will be exercised.

Revenue from Contract with Customer [Policy Text Block]
Revenue Recognition and Deferred Revenue

We recognize revenue when all of the following criteria are met: (
1
) the parties to the contract have approved the contract and are committed to perform their respective obligations, (
2
) we can identify each party's rights regarding the goods or services to be transferred, (
3
) we can identify the payment terms for the goods or services to be transferred, (
4
) the contract has commercial substance, and (
5
) it is probable that we will collect substantially all of the consideration to which we will be entitled in exchange for the goods or services that will be transferred to the customer. We consider persuasive evidence of a sales arrangement to be the receipt of a billable transaction from aggregators, signed contract or the processing of a credit card transaction. Collectability is assessed based on a number of factors, including transaction history with the customer and the credit worthiness of the customer. If it is determined that the collection is not
reasonably assured, revenue is
not
recognized until collection becomes reasonably assured, which is generally upon receipt of cash. We record cash received in advance of revenue recognition as deferred revenue. Revenue consists primarily of fees generated through the electronic processing of payment transactions and related services and is recognized as revenue during the period the transactions are processed or when the related services are performed.

Our transactional processing fees are generated primarily from TOT Payments doing business as Unified Payments, which is our North American Transaction Solutions segment, PayOnline, which is our International Transaction Solutions segment, and Aptito, which is our point of sale solution for restaurants.

We work directly with payment card networks and banks so that our merchants do not
need to manage the complex systems, rules, and requirements of the payments industry. We satisfy our performance obligations and therefore recognize the transactional processing service fees as revenue upon authorization of a transaction by the merchant's customer's bank.

The majority of our revenues is derived from volume-based payment processing fees ("discount fees”) and other related fixed transaction or service fees. Discount fees represent a percentage of the dollar amount of each credit or debit transaction processed. Discount fees are recognized at the time the merchants' transactions are processed. Generally, where we have control over merchant pricing, merchant portability, credit risk and ultimate responsibility for the merchant relationship, revenues are reported at the time of sale on a gross basis equal to the full amount of the discount charged to the merchant. This amount includes interchange fees paid to card issuing banks and assessments paid to payment card networks pursuant to which such parties receive payments based primarily on processing volume for particular groups of merchants. Revenues generated from merchant portfolios where we do not
have control over merchant pricing, liability for merchant losses or credit risk or rights of portability are reported net of interchange and other fees.

Revenues are also derived from a variety of fixed transaction or service fees, including authorization fees, convenience fees, statement fees, annual fees, and fees for other miscellaneous services, such as handling chargebacks. Revenues derived from service fees are recognized at the time the services are performed and there are no
further performance obligations. Revenue from the sale of equipment is recognized upon transfer of ownership and delivery to the customer, after which there are no
further performance obligations.

We primarily report revenues gross as a principal versus net as an agent. Although some of our processing agreements vary with respect to specific terms, the transactional processing service fees collected from merchants generally are recognized as revenue on a gross basis as we are the principal in the delivery of the managed payments solutions to the sellers. The gross fees we collect are intended to cover the interchange, assessments and other processing and non-processing fees which are included and are part of our gross margin.

We have primary responsibility for providing end-to-end payment processing services for our clients. Our clients contract us for all credit card processing services, including transaction authorization, settlement, dispute resolution, data/transmission security, risk management, reporting, technical support and other value-added services. We have concluded that we are the principal because we control the services before delivery to the merchant, and are primarily responsible for the delivery of the services, have discretion in setting prices charged to merchants, and are responsible for losses. We also have pricing latitude and can provide services using several different network options.

Revenue Recognition and Deferred Revenue

We recognize revenue when all of the following criteria are met: (
1
) the parties to the contract have approved the contract and are committed to perform their respective obligations, (
2
) we can identify each party's rights regarding the goods or services to be transferred, (
3
) we can identify the payment terms for the goods or services to be transferred, (
4
) the contract has commercial substance, and (
5
) it is probable that we will collect substantially all of the consideration to which we will be entitled in exchange for the goods or services that will be transferred to the customer. We consider persuasive evidence of a sales arrangement to be the receipt of a billable transaction from aggregators, signed contract or the processing of a credit card transaction. Collectability is assessed based on a number of factors, including transaction history with the customer and the credit worthiness of the customer. If it is determined that the collection is not
reasonably assured, revenue is
not
recognized until collection becomes reasonably assured, which is generally upon receipt of cash. We record cash received in advance of revenue recognition as deferred revenue. Revenue consists primarily of fees generated through the electronic processing of payment transactions and related services and is recognized as revenue during the period the transactions are processed or when the related services are performed.

Our transactional processing fees are generated primarily from TOT Payments doing business as Unified Payments, which is our North American Transaction Solutions segment, PayOnline, which is our International Transaction Solutions segment, and Aptito, which is our point of sale solution for restaurants.

We work directly with payment card networks and banks so that our merchants do not
need to manage the complex systems, rules, and requirements of the payments industry. We satisfy our performance obligations and therefore recognize the transactional processing service fees as revenue upon authorization of a transaction by the merchant's customer's bank.

The majority of our revenues is derived from volume-based payment processing fees ("discount fees”) and other related fixed transaction or service fees. Discount fees represent a percentage of the dollar amount of each credit or debit transaction processed. Discount fees are recognized at the time the merchants' transactions are processed. Generally, where we have control over merchant pricing, merchant portability, credit risk and ultimate responsibility for the merchant relationship, revenues are reported at the time of sale on a gross basis equal to the full amount of the discount charged to the merchant. This amount includes interchange fees paid to card issuing banks and assessments paid to payment card networks pursuant to which such parties receive payments based primarily on processing volume for particular groups of merchants.

Revenues generated from merchant portfolios where we do
not
have control over merchant pricing, liability for merchant losses or credit risk or rights of portability are reported net of interchange and other fees. Revenues are also derived from a variety of fixed transaction or service fees, including authorization fees, convenience fees, statement fees, annual fees, and fees for other miscellaneous services, such as handling chargebacks. Revenues derived from service fees are recognized at the time the services are performed and there are no
further performance obligations. Revenue from the sale of equipment is recognized upon transfer of ownership and delivery to the customer, after which there are no
further performance obligations.

We primarily report revenues gross as a principal versus net as an agent. Although some of our processing agreements vary with respect to specific terms, the transactional processing service fees collected from merchants generally are recognized as revenue on a gross basis as we are the principal in the delivery of the managed payments solutions to the sellers. The gross fees we collect are intended to cover the interchange, assessments and other processing and non-processing fees which are included and are part of our gross margin.

We have primary responsibility for providing end-to-end payment processing services for our clients. Our clients contract us for all credit card processing services, including transaction authorization, settlement, dispute resolution, data/transmission security, risk management, reporting, technical support and other value-added services. We have concluded that we are the principal because we control the services before delivery to the merchant, and are primarily responsible for the delivery of the services, have discretion in setting prices charged to merchants, and are responsible for losses. We also have pricing latitude and can provide services using several different network options.

Earnings Per Share, Policy [Policy Text Block]
Net Income (Loss) per Share

Basic net income (loss) per common share is computed by dividing net income (loss) applicable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents, consisting of shares issuable upon exercise of common stock options or warrants. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would have an anti-dilutive effect.

Net Loss per Share

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents, consisting of shares issuable upon exercise of common stock options or warrants. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would have an anti-dilutive effect.

Income Tax, Policy [Policy Text Block]
Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize net deferred tax assets to the extent that we believe these assets are more likely than not
to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We account for uncertainty in income taxes using a
two
-step approach to recognizing and measuring uncertain tax positions. The first
step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not
that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second
step is to measure the tax benefit as the largest amount that is more than
50%
likely of being realized upon settlement. We classify the liability for unrecognized tax benefits as current to the extent we anticipate payment (or receipt) of cash within one
year. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The open United States tax years subject to examination with respect to our operations are
2017,
2018
and
2019.

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize net deferred tax assets to the extent that we believe these assets are more likely than not
to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We account for uncertainty in income taxes using a
two
-step approach to recognizing and measuring uncertain tax positions. The first
step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not
that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second
step is to measure the tax benefit as the largest amount that is more than
50%
likely of being realized upon settlement. We classify the liability for unrecognized tax benefits as current to the extent we anticipate payment (or receipt) of cash within one
year. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The open United States tax years subject to examination with respect to our operations are
2017,
2018
and
2019.

Cost of Goods and Service [Policy Text Block]
Interchange, Network Fees and Other Cost of Services

Interchange and network fees consist primarily of fees that are directly related to discount fee revenue. These include interchange fees paid to issuers and assessment fees payable to card associations, which are a percentage of the processing volume we generate from Visa and Mastercard, AMEX, and Discover, as well as fees charged by card-issuing banks. Other costs of services include costs directly attributable to processing and bank sponsorship costs, which may
not
be based on a percentage of volume. These costs also include related costs such as residual payments to sales groups, which are based on a percentage of the net revenues generated from merchant referrals. In certain merchant processing bank relationships we are liable for chargebacks against a merchant equal to the volume of the transaction. Losses resulting from chargebacks against a merchant are included in other cost of services or as a bad debt expense, determined on the timing and nature of the specific transaction, on the accompanying consolidated statement of operations. We evaluate the risk for such transactions and our potential loss from chargebacks based primarily on historical experience and other relevant factors.

Interchange, Network Fees and Other Cost of Services

Interchange and network fees consist primarily of fees that are directly related to discount fee revenue. These include interchange fees paid to issuers and assessment fees payable to card associations, which are a percentage of the processing volume we generate from Visa and Mastercard, AMEX, and Discover, as well as fees charged by card-issuing banks. Other costs of services include costs directly attributable to processing and bank sponsorship costs, which may
not
be based on a percentage of volume. These costs also include related costs such as residual payments to sales groups, which are based on a percentage of the net revenues generated from merchant referrals. In certain merchant processing bank relationships we are liable for chargebacks against a merchant equal to the volume of the transaction. Losses resulting from chargebacks against a merchant are included in other cost of services or as a bad debt expense, determined on the timing and nature of the specific transaction, on the accompanying consolidated statement of operations. We evaluate the risk for such transactions and our potential loss from chargebacks based primarily on historical experience and other relevant factors.

Advertising Cost [Policy Text Block]
Advertising and Promotion Costs

Advertising and promotion costs are expensed as incurred. Advertising expense was approximately
$223,000
and
$273,000
for the years ended
December 31, 2020
and
2019,
respectively, and is included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Share-based Payment Arrangement [Policy Text Block]
Equity-based Compensation

We account for grants of equity awards to employees in accordance with ASC
718,
Compensation
—
Stock Compensation
. This standard requires compensation expense to be measured based on the estimated fair value of the share-based awards on the date of grant and recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period.

Equity-based Compensation

We account for grants of equity awards to employees in accordance with ASC
718,
Compensation—Stock Compensation. This standard requires compensation expense to be measured based on the estimated fair value of the share-based awards on the date of grant and recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period.

Equity-based compensation was approximately
$2.7
million and
$2.1
million for the years ended
December 31, 2020
and
2019,
respectively, and is reflected on the accompanying consolidated statements of operations and comprehensive loss.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Transactions

We are subject to exchange rate risk in our foreign operations in Russia, the functional currency of which is the Russian ruble, where we generate service fee revenues, interest income or expense, incur product development, engineering, website development, and selling, general and administrative costs and expenses. Our Russian subsidiaries pay a majority of their operating expenses in their local currencies, exposing us to exchange rate risk.

Foreign Currency Transactions

We are subject to exchange rate risk in our foreign operations in Russia, the functional currency of which is the Russian ruble, where we generate service fee revenues, interest income or expense, incur product development, engineering, website development, and selling, general and administrative costs and expenses. Our Russian subsidiaries pay a majority of their operating expenses in their local currencies, exposing us to exchange rate risk.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of these consolidated financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Such estimates include, but are not
limited to, the value of purchase consideration paid and identifiable assets acquired and assumed in acquisitions, amortization of intangible assets, goodwill and asset impairment review, valuation reserves for accounts receivable, valuation of acquired or current merchant portfolios, incurred but not
reported claims, revenue recognition for multiple element arrangements, loss reserves, assumptions used in the calculation of equity-based compensation and in the calculation of income taxes, and certain tax assets and liabilities, as well as, the related valuation allowances. Actual results could differ from those estimates.

Below is a summary of the Company's critical accounting estimates for which the nature of management's assumptions are material due to the levels of subjectivity and judgment necessary to account for highly uncertain matters or the susceptibility of such matters to change, and for which the impact of the estimates and assumptions on financial condition or operating performance is material.

Goodwill

The Company tests goodwill for impairment using a fair value approach at least annually, absent some triggering event that would require an interim impairment assessment.

Significant estimates and assumptions are used in our goodwill impairment review and include the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units and determining the fair value of each reporting unit. Our assessment of qualitative factors involves significant judgments about expected future business performance, general market conditions, and regulatory changes. In a quantitative assessment, the fair value of each reporting unit is determined based largely on the present value of projected future cash flows, growth assumptions regarding discount rates, estimated growth rates and our future long-term business plans. Changes in any of these estimates or assumptions could materially affect the determination of fair value and the associated goodwill impairment charge for each reporting unit.

Use of Estimates

The preparation of these consolidated financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Such estimates include, but are not
limited to, the value of purchase consideration paid and identifiable assets acquired and assumed in acquisitions, goodwill and asset impairment review, valuation reserves for accounts receivable, valuation of acquired or current merchant portfolios, incurred but not
reported claims, revenue recognition for multiple element arrangements, loss reserves, assumptions used in the calculation of equity-based compensation and in the calculation of income taxes, and certain tax assets and liabilities, as well as, the related valuation allowances. Actual results could differ from those estimates.

Below is a summary of the Company's critical accounting estimates for which the nature of management's assumptions are material due to the levels of subjectivity and judgment necessary to account for highly uncertain matters or the susceptibility of such matters to change, and for which the impact of the estimates and assumptions on financial condition or operating performance is material.

Goodwill

The Company tests goodwill for impairment using a fair value approach at least annually, absent some triggering event that would require an interim impairment assessment. Significant estimates and assumptions are used in our goodwill impairment review and include the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units and determining the fair value of each reporting unit. Our assessment of qualitative factors involves significant judgments about expected future business performance, general market conditions, and regulatory changes. In a quantitative assessment, the fair value of each reporting unit is determined based largely on the present value of projected future cash flows, growth assumptions regarding discount rates, estimated growth rates and our future long-term business plans. Changes in any of these estimates or assumptions could materially affect the determination of fair value and the associated goodwill impairment charge for each reporting unit.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

Adoption of ASU
2016
-
02,
Leases

In
February 2016,
the Financial Accounting Standards Board ("FASB") issued ASU
2016
-
02,
“Leases (Topic
842
)” which, for operating leases, requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The ASU is effective for public companies for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. Effective
January 1, 2019,
we adopted Topic
842
using the modified retrospective transition method. Under this method, we applied Topic
842
to the lease for the premises we occupy for our North American Transaction Solutions segment's U.S. headquarters. There was no
cumulative impact adjustment necessary with the adoption to our accumulated deficit on
January 1, 2019.
Our consolidated financial statements for periods ending after
January 1, 2019
are presented in accordance with the requirements of Topic
842,
while comparative prior period amounts have
not
been adjusted and continue to be reported in accordance with Topic
840.
Please refer to "Leases" above for a description of our lease accounting policies upon the adoption on Topic
842.

Adoption of ASU
2016
-
13,
Financial Instruments - Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments
.

In
June 2016,
the FASB issued ASU
2016
-
13,
“Financial Instruments - Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments.” The amendments in this update changed how companies measure and recognize credit impairment for many financial assets. The new expected credit loss model will require companies to immediately recognize an estimate of credit losses expected to occur over the remaining life of the financial assets (including trade receivables) that are within the scope of the update. The update also made amendments to the current impairment model for held-to-maturity and available-for-sale debt securities and certain guarantees. The guidance was effective for us on
January 1, 2020.
The adoption of this guidance did
not
have a material impact on our consolidated financial statements.

Recent Accounting Pronouncements

Adoption of ASU
2016
-
02,
Leases

In
February 2016,
the Financial Accounting Standards Board ("FASB") issued ASU
2016
-
02,
“Leases (Topic
842
)” which, for operating leases, requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The ASU is effective for public companies for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. Effective
January 1, 2019,
we adopted Topic
842
using the modified retrospective transition method. Under this method, we applied Topic
842
to the lease for the premises we occupy for our North American Transaction Solutions segment's U.S. headquarters. There was no
cumulative impact adjustment necessary with the adoption to our accumulated deficit on
January 1, 2019.
Our consolidated financial statements for periods ending after
January 1, 2019
are presented in accordance with the requirements of Topic
842,
while comparative prior period amounts have
not
been adjusted and continue to be reported in accordance with Topic
840.
Please refer to "Leases" above for a description of our lease accounting policies upon the adoption on Topic
842.

Adoption of ASU
2016
-
13,
Financial Instruments - Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments.

In
June 2016,
the FASB issued ASU
2016
-
13,
“Financial Instruments - Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments.” The amendments in this update changed how companies measure and recognize credit impairment for many financial assets. The new expected credit loss model will require companies to immediately recognize an estimate of credit losses expected to occur over the remaining life of the financial assets (including trade receivables) that are within the scope of the update. The update also made amendments to the current impairment model for held-to-maturity and available-for-sale debt securities and certain guarantees. The guidance was effective for us on
January 1, 2020.
The adoption of this guidance did
not
have a material impact on our consolidated financial statements.